Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Amortized cost of fixed maturity securities available-for-sale	$ 329,811	$ 317,617
Fixed maturity securities relating to variable interest entities	350,271	324,797
Cost of equity securities available-for-sale	3,208	3,621
Actively traded securities	473	463
Trading and other securities relating to variable interest entities	18,268	18,589
Mortgage loans:
Valuation allowances for held-for-investment	481	664
Mortgage loans, at estimated fair value, relating to variable interest entities	56,915	58,976
Mortgage loans held-for-sale under fair value option	10,716	2,510
Real estate and real estate joint ventures relating to variable interest entities	8,563	8,030
Other limited partnership interests relating to variable interest entities	6,378	6,416
Other invested assets relating to variable interest entities	23,581	15,400
Cash and cash equivalents relating to variable interest entities	10,461	12,957
Accrued investment income relating to variable interest entities	4,344	4,328
Premiums, reinsurance and other receivables relating to variable interest entities	22,481	19,799
Other assets relating to variable interest entities	7,984	8,174
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	23,692	27,586
Other liabilities relating to variable interest entities	30,914	20,366
Other liabilities under fair value option	7,626	0
MetLife, Inc.'s stockholders' equity:
Preferred stock, shares authorized	200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,061,150,915	989,031,704
Common stock, shares outstanding	1,057,957,028	985,837,817
Treasury stock, shares	3,193,887	3,193,887
Noncumulative Preferred Stock
MetLife, Inc.'s stockholders' equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100.00	$ 2,100.00
Convertible Preferred Stock
MetLife, Inc.'s stockholders' equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	6,857,000
Preferred stock, shares outstanding	0	6,857,000
Preferred stock, aggregate liquidation preference		$ 0.01
Variable interest entities
Investments:
Fixed maturity securities relating to variable interest entities	3,225	3,330
Trading and other securities relating to variable interest entities	280	387
Mortgage loans:
Mortgage loans, at estimated fair value, relating to variable interest entities	3,187	6,840
Real estate and real estate joint ventures relating to variable interest entities	15	10
Other limited partnership interests relating to variable interest entities	259	298
Other invested assets relating to variable interest entities	98	104
Cash and cash equivalents relating to variable interest entities	176	69
Accrued investment income relating to variable interest entities	16	34
Premiums, reinsurance and other receivables relating to variable interest entities	12	2
Other assets relating to variable interest entities	5	6
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	3,068	6,902
Other liabilities relating to variable interest entities	$ 60	$ 93